Expense Example, No Redemption - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2020 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom Blend 2020 Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 34
3 Years	106
5 Years	185
10 Years	418
Fidelity Advisor Freedom Blend 2020 Fund - Class C
Expense Example, No Redemption:
1 Year	146
3 Years	452
5 Years	782
10 Years	1,509
Fidelity Advisor Freedom Blend 2020 Fund - Class M
Expense Example, No Redemption:
1 Year	442
3 Years	636
5 Years	847
10 Years	1,453
Fidelity Advisor Freedom Blend 2020 Fund - Class A
Expense Example, No Redemption:
1 Year	640
3 Years	780
5 Years	932
10 Years	1,373
Fidelity Advisor Freedom Blend 2020 Fund - Class I
Expense Example, No Redemption:
1 Year	44
3 Years	138
5 Years	241
10 Years	$ 542